Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of the loss before the provision for income taxes for the years ended December 31, 2023, 2024 and 2025 were as follows:

	2023	2024	2025
Domestic	$(31,021)	$(12,180)	$(32,416)
Foreign	3,155	2,650	3,642
Total loss before income taxes	$(27,866)	$(9,530)	$(28,774)

Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the years ended December 31, 2023, 2024 and 2025 was as follows:

	2023	2024	2025
Current:
Domestic	$56	$448	$351
Foreign	646	1,090	3,939
Total current income tax expense	702	1,538	4,290
Deferred:
Domestic	(126)	—	—
Foreign	931	389	(128)
Total deferred income tax expense	805	389	(128)
Total provision for income taxes	$1,507	$1,927	$4,162

Schedule of Effective Income Tax Rate Reconciliation
The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025 after the adoption of ASU 2023-09:

	December 31,
	2025
	Tax	Rate
Parent entity theoretical tax	$(6,618)	23.0%
Foreign Tax Effects
United States
Retention payments related to business combinations	1,253	(4.4)%
State Taxes	771	(2.7)%
Other	456	(1.6)%
Other foreign jurisdictions	448	(1.5)%
Non-taxable or Non-deductible items:
Share based compensation	2,769	(9.6)%
Non-deductible contingencies	1,315	(4.6)%
Changes in Valuation Allowances	3,419	(11.9)%
Changes in unrecognized tax benefits	203	(0.7)%
Other Adjustments	146	(0.5)%
Total effective income taxes	$4,162	(14.5)%

The following table presents the reconciliation between the Company’s theoretical income taxes and effective income taxes for the years ended December 31, 2023 and 2024 prior the adoption of ASU 2023-09:

	2023		2024
	Tax	Rate	Tax	Rate
Theoretical tax benefit	$(6,409)	23%	$(2,192)	23%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	3,498	(12)%	(655)	7%
Effect of entities with different tax rates	48	0%	145	(2)%
Non-deductible expenses, net	4,368	(16)%	4,455	(47)%
Income in zero tax rate	—	0%	—	0%
Change in tax reserve for uncertain tax positions	145	(1)%	202	(2)%
Other	(143)	1%	(28)	1%
Total effective income taxes	$1,507	(5)%	$1,927	(20)%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	$61,014	$60,110
Research and development expenses	11,028	13,181
Lease liabilities	9,208	9,590
Accruals and reserves	1,282	1,200
Share-based compensation	401	425
Deferred revenue	120	21
Other	554	489
Gross deferred tax assets	83,607	85,016
Valuation allowance	(73,305)	(75,964)
Total deferred tax assets	$10,302	$9,052
Deferred tax liabilities:
Intangible assets	(977)	(1,655)
Deferred contract acquisition costs	(3,747)	(3,348)
Property and equipment	(683)	(554)
Right-of-use-assets	(7,945)	(7,509)
Other comprehensive income	(89)	(230)
Other	(137)	(178)
Gross deferred tax liabilities	(13,578)	(13,474)
Net deferred taxes	$(3,276)	$(4,422)

Schedule of Unrecognized Tax Benefits Roll Forward
The following table shows the changes in the gross amount of unrecognized tax positions as of December 31, 2023, 2024 and 2025.

Unrecognized tax positions
Balance as of January 1, 2023	$608
Increases related to current year tax positions	145
Balance as of December 31, 2023	753
Increases related to current year tax positions	202
Balance as of December 31, 2024	955
Increases related to current year tax positions	203
Balance as of December 31, 2025	$1,158

Schedule of Income Taxes Paid, Net
The amounts of cash income taxes paid by the Company were as follows:

Year ended December 31,
2025
Israel	$85
Foreign
US Federal	848
California	131
New York	148
Other US States	132
Germany	137
Australia	107
Czech Republic	193
Other	67
Income taxes, net of amounts refunded	$1,849